Financial instruments and fair value disclosures - Fair value of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments and fair value disclosures
Financial liabilities carrying amount	$ 3,327.4	$ 958.7
Financial assets pledged as collateral	3,786.0	1,578.1
Orbital receivables
Financial instruments and fair value disclosures
Financial assets at fair value	507.0	505.0
Financial assets carrying amount	454.2	445.6
Long-term debt | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities carrying amount	2,942.2	596.0
Long-term debt | Financial instruments carried at amortized cost | Level 2
Financial instruments and fair value disclosures
Financial liabilities at fair value	3,176.3	598.7
Long-term debt | Financial instruments carried at amortized cost | Net investment hedge
Financial instruments and fair value disclosures
Financial liabilities carrying amount	271.0
Financial assets carrying amount		50.0
Long-term debt | Financial instruments carried at amortized cost | Net investment hedge | Level 2
Financial instruments and fair value disclosures
Financial liabilities at fair value	$ 297.8	$ 50.2